Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RBB Fund Trust
Entity Central Index Key	0001618627
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Advent Convertible Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Advent Convertible Bond ETF
Class Name	Advent Convertible Bond ETF
Trading Symbol	ACVT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Advent Convertible Bond ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.adventetf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.adventetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advent Convertible Bond ETF	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six months ended February 28, 2026, the Fund provided positive returns to  shareholders, though at rates below that of its broad-based and secondary benchmarks. The broad-based benchmark, the  Bloomberg U.S. Aggregate Index, benefited from its longer-maturity profile, particularly earlier in the six-month period  when risk-free interest rates and corporate spreads were declining, providing price gains for longer-dated bonds. The  asset class of the Fund, convertible securities, tends to have shorter maturities. The secondary benchmark, the ICE  BofA  Yield Alternative Convertible Index, gained in segments where the Adviser’s strategy tends to underallocate, such as  companies with lower-rated credit profiles.
Economic growth remained robust on a headline basis but has become increasingly concentrated with artificial intelligence (AI) infrastructure buildout rising in contribution percentage. The Fund and the convertible securities  market have numerous issuers benefiting from these trends across the supply chain, although it has been offset to  some extent by software companies that may see increasing competition from AI models. Certain subsectors within  the Financials sector led to lower contribution from a decline in cryptocurrency-related issues and slowing growth in financial technology companies.
Strong earnings growth underpins the case for convertible securities as a corporate asset class along with meaningful participation in economic segments benefiting from the U.S. Administration’s industrial policy and growth segments. Rising equity volatility from geopolitical change is also a source of higher valuation unique to the asset class.

Top Contributors
↑	Applied Optoelectronics
↑	Rivian Automotive
↑	Ionis Pharmaceuticals
↑	ON Semiconductor

Top Detractors
↓	Coinbase Global
↓	Shift4 Payments
↓	Strategy
↓	MARA Holdings

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/29/2025)
Advent Convertible Bond ETF NAV	8.08
Bloomberg U.S. Aggregate Bond Index	5.76
ICE BofA Yield Alternative US Convertible Index	10.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.adventetf.com/ for more recent performance information.
Net Assets	$ 28,495,552
Holdings Count	57
Advisory Fees Paid, Amount	$ 89,229
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$28,495,552
Number of Holdings	57
Net Advisory Fee	$89,229
Portfolio Turnover	86%
Average Credit Quality	BBB
Effective Duration	2.61 years
Weighted Average Maturity	2.91 years
30-Day SEC Yield	2.32%
30-Day SEC Yield Unsubsidized	2.17%
Distribution Yield	1.35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Bank of America Corp.	4.6%
Wells Fargo & Co.	4.6%
Barclays Bank PLC	3.5%
Super Micro Computer, Inc.	3.2%
Workiva, Inc.	3.1%
Datadog, Inc.	3.0%
Progress Software Corp.	2.9%
Live Nation Entertainment, Inc.	2.6%
Coinbase Global, Inc.	2.6%
PG&E Corp.	2.6%

Credit Breakdown	(% of Net Assets)
AAA	0.00%
AA	0.00%
A	3.46%
BBB	12.43%
BB	4.77%
B	0.00%
CCC and below	0.00%
Cash & Cash Equivalent	2.58%
Not rated	76.76%

Updated Prospectus Web Address	https://www.adventetf.com/
MUFG Japan Small Cap Active ETF [Member]
Shareholder Report [Line Items]
Fund Name	MUFG Japan Small Cap Active ETF
Class Name	MUFG Japan Small Cap Active ETF
Trading Symbol	MJSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MUFG Japan Small Cap Active ETF (the “Fund”) for the period of September 16, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.mufgetfs.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.mufgetfs.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
MUFG Japan Small Cap Active ETF	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 23,175,311
Holdings Count	94
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$23,175,311
Number of Holdings	94
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Industrials	29.7%
Technology	20.6%
Consumer Discretionary	12.8%
Financials	11.5%
Materials	10.6%
Consumer Staples	4.9%
Communications	4.1%
Real Estate	2.2%
Health Care	1.9%
Cash & Other	1.7%

Top 10 Issuers	(% of Net Assets)
Shizuoka Financial Group, Inc.	2.3%
Kandenko Co. Ltd.	2.3%
Tokyo Tatemono Co. Ltd.	2.2%
Fuji Corp.	2.0%
Sojitz Corp.	1.9%
Saizeriya Co. Ltd.	1.8%
Penta-Ocean Construction Co. Ltd.	1.8%
Iyogin Holdings, Inc.	1.8%
Tokyo Ohka Kogyo Co. Ltd.	1.8%
INFRONEER Holdings, Inc.	1.8%

Updated Prospectus Web Address	www.mufgetfs.com
First Eagle Global Equity ETF [Member]
Shareholder Report [Line Items]
Fund Name	First Eagle Global Equity ETF
Class Name	First Eagle Global Equity ETF
Trading Symbol	FEGE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Eagle Global Equity ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/funds/global-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.firsteagle.com/funds/global-equity-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
First Eagle Global Equity ETF	$28	0.50%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%
Net Assets	$ 1,497,224,795
Holdings Count	91
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,497,224,795
Number of Holdings	91
Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Consumer Staples	16.6%
Health Care	12.3%
Information Technology	12.2%
Financials	11.7%
Materials	10.5%
Energy	9.4%
Industrials	9.3%
Communication Services	8.3%
Consumer Discretionary	5.8%
Cash & Other	3.9%

Top Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	3.9%
British American Tobacco PLC	2.9%
Alphabet, Inc. - Class C	2.5%
Becton Dickinson & Co.	2.4%
Imperial Oil Ltd.	2.1%
HCA Healthcare, Inc.	2.0%
Meta Platforms, Inc. - Class A	2.0%
SLB Ltd.	1.8%
Merck KGaA	1.6%
Wheaton Precious Metals Corp.	1.6%

Updated Prospectus Web Address	https://www.firsteagle.com/funds/global-equity-etf
First Eagle Overseas Equity ETF [Member]
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Equity ETF
Class Name	First Eagle Overseas Equity ETF
Trading Symbol	FEOE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Eagle Overseas Equity ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/funds/overseas-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.firsteagle.com/funds/overseas-equity-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
First Eagle Overseas Equity ETF	$28	0.50%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%
Net Assets	$ 904,898,464
Holdings Count	72
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$904,898,464
Number of Holdings	72
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Consumer Staples	22.9%
Financials	14.0%
Industrials	12.8%
Materials	11.8%
Information Technology	11.6%
Consumer Discretionary	11.0%
Energy	8.2%
Health Care	4.0%
Real Estate	2.0%
Cash & Other	1.7%

Top Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	5.7%
Shell PLC	4.3%
British American Tobacco PLC	4.1%
Imperial Oil Ltd.	3.9%
Merck KGaA	2.3%
Prosus NV	2.2%
Cie Financiere Richemont SA	2.1%
SMC Corp.	2.1%
Fomento Economico Mexicano SAB de CV	2.0%
Franco-Nevada Corp.	2.1%

Updated Prospectus Web Address	https://www.firsteagle.com/funds/overseas-equity-etf
Wayfinder Dynamic U.S. Interest Rate ETF [Member]
Shareholder Report [Line Items]
Fund Name	Wayfinder Dynamic U.S. Interest Rate ETF
Class Name	Wayfinder Dynamic U.S. Interest Rate ETF
Trading Symbol	CMBO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wayfinder Dynamic U.S. Interest Rate ETF (the “Fund”) for the period of November 3, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wayfinderetfs.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.wayfinderetfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Wayfinder Dynamic U.S. Interest Rate ETF	$5	0.15%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.15%
Net Assets	$ 3,040,618
Holdings Count	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$3,040,618
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Asset Classes	(% of Net Assets)
Purchased Options	98.4%
Written Options	0.0
Cash and Cash Equivalents	1.6

Updated Prospectus Web Address	https://www.wayfinderetfs.com/
Longview Advantage ETF [Member]
Shareholder Report [Line Items]
Fund Name	Longview Advantage ETF
Class Name	Longview Advantage ETF
Trading Symbol	EBI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Longview Advantage ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://longviewresearchpartners.com/documents/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://longviewresearchpartners.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD FROM September 1, 2025 TO FEBRUARY 28, 2026?    (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Longview Advantage ETF	$13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
Net Assets	$ 617,818,684
Holdings Count	1,781
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$617,818,684
Number of Holdings	1,781
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Information Technology	20.8%
Financials	14.1%
Industrials	12.7%
Consumer Discretionary	12.7%
Energy	10.6%
Health Care	9.4%
Communication Services	8.8%
Materials	4.9%
Consumer Staples	3.8%
Utilities	1.9%

Top 10 Holdings	(% of Net Assets)
Dimensional US Core Equity 2 ETF	5.0%
NVIDIA Corp.	4.2%
Apple, Inc.	4.1%
Alphabet, Inc.	3.2%
Microsoft Corp.	3.1%
Avantis U.S. Small Cap Value ETF	2.4%
Amazon.com, Inc.	1.6%
Micron Technology, Inc.	1.5%
Meta Platforms, Inc.	1.4%
Newmont Corp.	1.2%

Updated Prospectus Web Address	https://longviewresearchpartners.com/documents/
Pathfinder Focused Opportunities ETF [Member]
Shareholder Report [Line Items]
Fund Name	Pathfinder Focused Opportunities ETF
Class Name	Pathfinder Focused Opportunities ETF
Trading Symbol	PFOE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pathfinder Focused Opportunities ETF (the “Fund”) for the period of December 30, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pathfinderetfs.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://pathfinderetfs.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Pathfinder Focused Opportunities ETF	$10	0.59%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.59%
Net Assets	$ 100,031,938
Holdings Count	23
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$100,031,938
Number of Holdings	23
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Communication Services	19.6%
Industrials	16.7%
Health Care	16.4%
Consumer Discretionary	16.2%
Financials	15.8%
Information Technology	14.0%
Cash & Other	1.3%

Top 10 Holdings	(% of Net Assets)
Ferrovial SE	6.0%
QXO, Inc.	5.9%
Netflix, Inc.	5.7%
Spotify Technology SA	5.3%
Eli Lilly & Co.	5.2%
Alphabet, Inc.	5.1%
MercadoLibre, Inc.	5.0%
ASML Holding NV	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Uber Technologies, Inc.	4.8%

Updated Prospectus Web Address	https://pathfinderetfs.com
Pathfinder Disciplined US Equity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Pathfinder Disciplined US Equity ETF
Class Name	Pathfinder Disciplined US Equity ETF
Trading Symbol	PFDE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pathfinder Disciplined US Equity ETF (the “Fund”) for the period of December 30, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pathfinderetfs.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://pathfinderetfs.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Pathfinder Disciplined US Equity ETF	$10	0.59%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.59%
Net Assets	$ 102,905,819
Holdings Count	68
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$102,905,819
Number of Holdings	68
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Information Technology	31.4%
Financials	14.2%
Consumer Discretionary	12.8%
Health Care	11.1%
Communication Services	8.9%
Industrials	6.8%
Consumer Staples	4.8%
Utilities	3.9%
Materials	3.0%
Cash & Other	3.1%

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	9.3%
Microsoft Corp.	6.5%
Apple, Inc.	5.9%
Alphabet, Inc.	5.5%
Amazon.com, Inc.	5.3%
Berkshire Hathaway, Inc.	3.6%
Broadcom, Inc.	3.5%
Mastercard, Inc.	2.5%
Meta Platforms, Inc.	2.3%
HCA Healthcare, Inc.	2.3%

Updated Prospectus Web Address	https://pathfinderetfs.com
C000238704 Member
Shareholder Report [Line Items]
Fund Name	P/E Global Enhanced International Fund
Class Name	Institutional Class
Trading Symbol	PEIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the P/E Global Enhanced International Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.peglobalenhancedinternationalfund.com/. You can also request this information by contacting us at 1-855-610-4766.
Additional Information Phone Number	1-855-610-4766
Additional Information Website	https://www.peglobalenhancedinternationalfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Net Assets	$ 36,394,902
Holdings Count	13
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$36,394,902
Number of Holdings	13
Portfolio Turnover (excludes derivatives)	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Vanguard FTSE Developed Markets ETF	43.2%
iShares Core MSCI EAFE ETF	42.8%
MSCI EAFE Index	1.2%
Japanese Yen/US Dollar Cross Currency Rate (Short)	0.2%
Canadian Dollar/US Dollar Cross Currency Rate	0.0%
Mexican Peso/US Dollar Cross Currency Rate (Short)	0.0%
US Dollar/Norwegian Krone Cross Currency Rate	0.0%
New Zealand Dollar/US Dollar Cross Currency Rate (Short)	-0.1%
US Dollar/Swedish Krona Cross Currency Rate	-0.1%
British Pound/US Dollar Cross Currency Rate (Short)	-0.2%

Component Risk Allocation (includes futures contracts)[1]	(% of Porfolio Risk)
Currencies	69.0%
Equities	31.0%

Updated Prospectus Web Address	https://www.peglobalenhancedinternationalfund.com/
C000190040 Member
Shareholder Report [Line Items]
Fund Name	Penn Capital Short Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	PSHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Capital Short Duration High Income Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
Additional Information Phone Number	1-844-302-7366
Additional Information Website	https://www.penncapital.com/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 18,457,599
Holdings Count	87
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$18,457,599
Number of Holdings	87
Portfolio Turnover	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Acadia Healthcare Co., Inc.	2.8%
CCO Holdings LLC / CCO Holdings Capital Corp.	2.7%
American Airlines, Inc.	2.4%
OneMain Finance Corp.	2.1%
Owens-Brockway Glass Container, Inc.	2.1%
Nexstar Media, Inc.	2.1%
Harvest Midstream I LP	2.0%
PRA Group, Inc.	1.9%
AdaptHealth LLC	1.9%
Match Group Holdings II LLC	1.7%

Top Sectors	(% of Net Assets)
Consumer Discretionary	21.2%
Financials	14.5%
Energy	13.8%
Health Care	11.7%
Communications	10.0%
Industrials	9.0%
Materials	8.2%
Technology	3.8%
Consumer Staples	1.3%
Cash & Other	6.5%

Updated Prospectus Web Address	https://www.penncapital.com/mutual-funds
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Penn Capital Special Situations Small Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	PSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Capital Special Situations Small Cap Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
Additional Information Phone Number	1-844-302-7366
Additional Information Website	https://www.penncapital.com/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Net Assets	$ 87,257,313
Holdings Count	83
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$87,257,313
Number of Holdings	83
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Applied Optoelectronics, Inc.	2.1%
Select Water Solutions, Inc.	1.9%
Mirum Pharmaceuticals, Inc.	1.8%
Weatherford International PLC	1.8%
Ligand Pharmaceuticals, Inc.	1.7%
Gulfport Energy Corp.	1.7%
SSR Mining, Inc.	1.7%
Dycom Industries, Inc.	1.7%
Harrow, Inc.	1.7%
Nexstar Media Group, Inc.	1.7%

Top Sectors	(% of Net Assets)
Industrials	17.3%
Health Care	14.8%
Financials	13.5%
Consumer Discretionary	13.4%
Energy	12.1%
Information Technology	10.4%
Communication Services	7.0%
Materials	5.7%
Real Estate	2.4%
Cash & Other	3.4%

Updated Prospectus Web Address	https://www.penncapital.com/mutual-funds
Torray Equity Income Fund [Member]
Shareholder Report [Line Items]
Fund Name	Torray Equity Income Fund
Class Name	Torray Equity Income Fund
Trading Symbol	TORYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Torray Equity Income Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.torray.com/literature. You can also request this information by contacting us at 1-800-626-9769.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-626-9769
Additional Information Website	https://funds.torray.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Torray Equity Income Fund	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
In the six months ending February 28, 2026, the Fund returned 4.98% compared to 12.44% for the  Morningstar US Large-Mid Cap Broad Value Index. Fund results were led by Utilities, Health Care and Energy, offset by weakness in Financials and Consumer Discretionary.
The market has faced a number of headwinds, including concerns over private credit, the potential for AI to disrupt business models (including software and insurance brokerage) and a stagnant housing industry. The Fund has not been immune to this. During these market headwinds, we have increased Fund holdings where we believe the concerns have created long-term opportunities, including Blackstone, Inc. (BX), the KKR & Co., Inc. 6.25% Conv Preferred Series D (KKR.PRD) and Marsh (MRSH). Additionally, we established new positions in Microsoft Corporation (MSFT), Automatic Data Processing, Inc. (ADP), ONEOK, Inc. (OKE) and Constellation Energy Corporation (CEG). Sales included Lennar Corporation Class B (LEN.B) and Home Depot, Inc. (HD) where profits were taken as we believe the housing cycle may have changed structurally.
Two of the new purchases mentioned above are listed in the top ten, as shown below.  OKE  owns energy infrastructure that directly feeds Gulf Coast export facilities, allowing it to capitalize on data center growth and increasing international demand for U.S. natural gas.  OKE management expects its recent acquisitions to  produce synergies that may further increase profitability, and its resilient, fee-based business model is insulated from commodity price swings. We believe OKE combines both a strong current yield and track record of increasing payouts.  CEG  is a non-regulated electric utility operating in 48 states, Canada and the U.K. It owns more nuclear plants than any other company in the U.S., with high barriers to entry, benefiting from secular trends in electrification driven by massive data center demand to run AI models. In recent years the company has entered into 20-year purchase agreements with Microsoft and Meta. CEG benefits from price floors for nuclear generation enacted under the Inflation Reduction Act, smoothing out previous volatility associated with its non-regulated status. CEG management anticipates earnings growth of 10% annually, with dividends growing in line with earnings.
Market volatility can be unnerving, but with eyes fixed on the horizon we try to use these periods to enhance the Fund’s ability to provide a reasonable total return over time.
Thank you for your continued investment in the Fund.

Top Contributors
↑	Amgen Inc.
↑	Royalty Pharma Plc Class A
↑	Phillips 66
↑	Constellation Energy Corporation
↑	NextEra Energy, Inc.

Top Detractors
↓	Blackstone Inc.
↓	Intuit Inc.
↓	Lennar Corporation Class B
↓	KKR & Co Inc Pfd Series D
↓	Home Depot, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Torray Equity Income Fund	14.53	11.80	9.85
S&P 500 Total Return Index	16.99	14.19	15.50
Morningstar US Large-Mid Cap Broad Value Total Return USD Index	17.97	13.44	13.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.torrayfund.com/literature for more recent performance information.
Net Assets	$ 343,408,868
Holdings Count	23
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$343,408,868
Number of Holdings	23
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Phillips 66	6.5%
Texas Instruments, Inc.	6.2%
Chevron Corp.	5.4%
PepsiCo, Inc.	4.9%
CNA Financial Corp.	4.9%
Pfizer, Inc.	4.8%
ONEOK, Inc.	4.8%
Constellation Energy Corp.	4.8%
Hewlett Packard Enterprise Co.	4.7%
Royalty Pharma PLC	4.7%

Top Sectors	(% of Net Assets)
Financials	23.9%
Health Care	18.8%
Information Technology	18.2%
Energy	16.8%
Utilities	8.9%
Consumer Staples	4.9%
Real Estate	4.1%
Industrials	3.1%
Cash & Other	1.3%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Brian Zaczynski was added to the current team of Co-Portfolio Managers effective November 1, 2025.
Updated Prospectus Web Address	https://www.torrayfund.com/literature
Tweedy, Browne Insider + Value ETF [Member]
Shareholder Report [Line Items]
Fund Name	Tweedy, Browne Insider + Value ETF
Class Name	Tweedy, Browne Insider + Value ETF
Trading Symbol	COPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tweedy Browne Insider + Value ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026 (the “period”).
Additional Information [Text Block]	You can find additional information about the Fund at http://www.tweedyetfs.com/etf-overview. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	http://www.tweedyetfs.com/etf-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tweedy Browne Insider + Value ETF	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
Market Overview
Global equity markets continued to advance during the six months ended February 28, 2026, supported by moderating inflation data, resilient corporate earnings, and continued investor enthusiasm surrounding artificial intelligence. Equity markets outside the United States also delivered solid results during the period, although performance continued to be uneven across regions and sectors.

In this continued “risk on” environment, the Fund  produced a return of 18.60% for the six months ended February 28, 2026. This compares with a return of 9.61% for its primary unhedged benchmark, the MSCI World Index (in USD), and 9.87% for the currency hedged MSCI World Index (Hedged to USD). Since its inception in late December of 2024, the Fund has produced a cumulative return of 45.17% versus 22.40% for the MSCI World Index (in USD).

For roughly the first half of the period, the Fund remained unhedged from a currency perspective, and foreign exchange movements therefore impacted returns. During that time, strength in the Swedish krona, euro, and Canadian dollar against the U.S. dollar provided a modest tailwind, while weakness in the South Korean won was a modest offset. The British pound was essentially unchanged and had little impact. Near the end of the period, the Fund began to adopt a hedged currency posture, which reduced the portfolio’s sensitivity to subsequent exchange rate movements.
What Impacted Performance During the Period
On an absolute return basis, the Fund’s financials, industrials, and materials holdings contributed most to performance, led by gains in a number of European banking holdings, air freight and logistics companies, and metals and mining companies. The Fund’s energy holdings, led by exposures to oil and gas holdings, also contributed positively during the period. Detractors included select health care equipment and transportation related holdings, although these declines were relatively modest compared with gains elsewhere in the portfolio.

At the country level, the United Kingdom, Canada, South Korea, Spain, and Austria were among the largest contributors to Fund performance, while Bermuda and Australia detracted modestly. Across market capitalization groups, large- and mid-cap holdings drove the bulk of the Fund’s return during the period, while smaller-cap holdings detracted modestly.

Top Contributors
↑	DPM Metals
↑	Samsung Electronics
↑	Boliden
↑	Sibanye Stillwater
↑	Tamarack Valley Energy
↑	Ionis Pharmeceuticals
↑	Hyundai Glovis
↑	Erste Group Bank
↑	General Motors
↑	BAWAG Group

Top Detractors
↓	ProsiebenSat.1 Media
↓	BFF Bank
↓	FMC
↓	Jet2
↓	Norion Bank
↓	X-Fab Silicon Foundries
↓	TF1
↓	Orion
↓	Stabilus
↓	MFE-MediaForEurope

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/26/2024)
Tweedy Browne Insider + Value ETF	39.69	36.94
MSCI WORLD INDEX Net (USD)	21.33	18.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://www.tweedyetfs.com/etf-overview for more recent performance information.
Net Assets	$ 298,276,073
Holdings Count	210
Advisory Fees Paid, Amount	$ 773,703
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$298,276,073
Number of Holdings	210
Net Advisory Fee	$773,703
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
StoneX Group, Inc.	1.5%
Banco Santander SA	1.4%
Samsung Electronics Co. Ltd.	1.3%
Hyundai Glovis Co. Ltd.	1.2%
Peyto Exploration & Development Corp.	1.1%
Burberry Group PLC	1.0%
KT Corp.	1.0%
Bankinter SA	1.0%
HCI Group, Inc.	1.0%
Resideo Technologies, Inc.	1.0%

Top Sectors	(% of Net Assets)
Financials	22.8%
Consumer Discretionary	16.3%
Industrials	14.2%
Energy	13.1%
Materials	7.8%
Health Care	6.0%
Consumer Staples	5.9%
Communication Services	5.5%
Information Technology	4.0%
Cash & Other	4.4%

Updated Prospectus Web Address	http://www.tweedyetfs.com/etf-overview
Tweedy, Browne International Insider + Value ETF [Member]
Shareholder Report [Line Items]
Fund Name	Tweedy, Browne International Insider + Value ETF
Class Name	Tweedy, Browne International Insider + Value ETF
Trading Symbol	ICPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tweedy, Browne International Insider + Value ETF (the “Fund”) for the period of September 9, 2025, to February 28, 2026 (the “period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tweedyetfs.com/international-insider-value-etf-overview. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	https://www.tweedyetfs.com/international-insider-value-etf-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD OF SEPTEMBER 9, 2025 TO FEBRUARY 28, 2026?*(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Tweedy, Browne International Insider + Value ETF	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
Market Overview
Non-U.S. equity markets delivered strong results during the six months ended February 28, 2026, extending a trend that began in earnest in 2025, when international equities outperformed their U.S. counterparts by a wide margin for the first time in many years. A weaker U.S. dollar contributed meaningfully to returns for U.S.-based investors, prospects for fiscal expansion in Europe including increased defense spending supported markets in that region, and corporate governance reforms in Japan continued to draw investor attention. Valuations outside the United States entered the period at a substantial discount to U.S. equities, a condition Tweedy, Browne Company LLC, the investment adviser, has long associated with favorable long-term return prospects, and some of that gap began to close. Results were uneven across regions, however, with China and markets with significant exposure to U.S. large-cap technology themes facing headwinds, value-oriented markets in Europe and Japan generally led the way.

In this continued “risk on” environment, the Fund  produced a return of 20.67% for the six months ended February 28, 2026. This compares with a return of 16.76% for its primary unhedged benchmark, the MSCI EAFE Index (in USD), and 18.08% for the currency hedged MSCI EAFE Index (Hedged to USD).

For roughly the first half of the period, the Fund remained  unhedged from a currency perspective, and foreign exchange movements therefore impacted returns. During that time, strength in the Swedish krona, euro, and Canadian dollar against the U.S. dollar provided a modest tailwind, while weakness in the South Korean won was a modest offset. The British pound was essentially unchanged and had little impact. Near the end of the period, the Fund began to adopt a hedged currency posture, which reduced the portfolio’s sensitivity to subsequent exchange rate movements.

What Impacted Performance During the Period
On an absolute return basis, the Fund’s financials, materials, and energy holdings contributed most to performance, led by gains in a number of European banking holdings, metals and mining companies, and oil and gas companies. The Fund’s industrials and consumer discretionary holdings also contributed positively during the period, supported by gains in air freight and logistics companies, automobile component manufacturers, and household durables companies. Detractors included select holdings in media, financial services, and leisure-related industries, although these declines were modest relative to gains elsewhere in the portfolio.
At the country level, Canada, South Korea, the United Kingdom, Spain, and Austria were among the largest contributors to Fund performance, while Italy and the Philippines detracted. Across market capitalization groups, large- and mid-cap holdings drove the bulk of the Fund’s return during the period, while smaller-cap holdings detracted modestly.

Top Contributors
↑	DPM Metals
↑	Samsung Electronics
↑	Boliden
↑	Hyundai Glovis
↑	Tamarack Valley Energy
↑	Sibanye Stillwater
↑	Erste Group Bank
↑	BAWAG Group
↑	Peyto Exploration & Development
↑	Schaeffler

Top Detractors
↓	BFF Bank
↓	ProsiebenSat.1 Media
↓	Norion Bank
↓	X-Fab Silicon Foundries
↓	MFE-MediaforEurope
↓	TF1
↓	Semirara Mining & Power
↓	Stabilus
↓	Jet2
↓	M6

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/09/2025)
Tweedy, Browne International Insider + Value ETF	20.80
MSCI EAFE Index Net (USD)	16.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tweedyetfs.com/international-insider-value-etf-overview for more recent performance information.
Net Assets	$ 42,544,158
Holdings Count	158
Advisory Fees Paid, Amount	$ 37,581
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$42,544,158
Number of Holdings	158
Net Advisory Fee	$37,581
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net Assets)
Banco Santander SA	1.9%
Samsung Electronics Co. Ltd.	1.8%
Hyundai Glovis Co. Ltd.	1.7%
Peyto Exploration & Development Corp.	1.5%
KT Corp.	1.4%
Burberry Group PLC	1.4%
Bankinter SA	1.4%
OSB Group PLC	1.3%
Befesa SA	1.3%
Acciona SA	1.2%

Top Sectors	(% of Net Assets)
Financials	20.9%
Consumer Discretionary	17.7%
Industrials	15.2%
Energy	10.8%
Materials	9.8%
Communication Services	7.1%
Consumer Staples	6.0%
Information Technology	4.7%
Utilities	2.3%
Cash & Other	5.5%

Updated Prospectus Web Address	https://www.tweedyetfs.com/international-insider-value-etf-overview
Twin Oak Endure ETF [Member]
Shareholder Report [Line Items]
Fund Name	Twin Oak Endure ETF
Class Name	Twin Oak Endure ETF
Trading Symbol	SPYA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Twin Oak Endure ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://twinoaketfs.com/SPYA. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://twinoaketfs.com/SPYA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Twin Oak Endure ETF	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 121,591,347
Holdings Count	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$121,591,347
Number of Holdings	11
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Investments)
Vanguard S&P 500 ETF	55.8%
Twin Oak Short Horizon Absolute Return ETF	25.2%
Snowflake, Inc	9.5%
US Treasuries	8.6%
Citigroup Corp Bond	0.9%

Top Sectors	(% of Investments)
Software & Services	17.0%
Semiconductors & Semiconductor Equipment	10.8%
Media & Entertainment	7.2%
Technology Hardware & Equipment	6.9%
Financials Services	5.5%

Updated Prospectus Web Address	https://twinoaketfs.com/SPYA
Twin Oak Strategic Solutions ETF [Member]
Shareholder Report [Line Items]
Fund Name	Twin Oak Strategic Solutions ETF
Class Name	Twin Oak Strategic Solutions ETF
Trading Symbol	TOS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Twin Oak Strategic Solutions ETF (the “Fund”) for the period of January 27, 2026 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://twinoaketfs.com/TOS. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://twinoaketfs.com/TOS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Twin Oak Strategic Solutions ETF	$3	0.36%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.36%
Net Assets	$ 171,209,587
Holdings Count	14
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$171,209,587
Number of Holdings	14
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Investments)
Coherent Corp	17.5%
ASML Holding NV	12.4%
NVIDIA Corp	10.5%
Dimensional International Small Cap Value ETF	10.5%
Constellation Energy Corp	7.3%
Avantis International Small Cap Value ETF	6.9%
Union Pacific Corp	6.8%
CVS Health Corp	6.7%
Amazon.com, Inc	5.1%
Live Nation Entertainment, Inc	4.8%

Top Sectors	(% of Investments)
Semiconductors & Semiconductor Equipment	23.9%
Utilities	23.5%
Transportation	7.9%
Health Care Equipment & Services	7.3%
Consumer Discretionary Distribution & Retail	6.1%

Updated Prospectus Web Address	https://twinoaketfs.com/TOS